Segment Information - Schedule of Reconciliation of Segment General and Administrative Expense to Consolidated (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		$ 171.8	$ 161.7	$ 133.3
Corporate general and administrative expenses		110.6	100.9	80.0
Share-based compensation expense included in general and administrative expense	[1]	54.8	69.2	70.2
Purchase accounting and related adjustments	[2]	12.0	55.2	59.2
Reconciles segment of general and administration		$ 349.2	$ 387.0	$ 342.7

[1]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $15.0 million in fiscal year 2024 (2023- $26.7 million, 2022 - $19.6 million).
[2]	(i) These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.